Capital and financial risk management - Offsetting of financial assets and liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Derivative financial liabilities
Financial instruments held at fair value by fair value hierarchy
Gross financial Liabilities	£ (160)	£ (190)
Net financial liabilities per balance sheet	(160)	(190)
Related amounts not offset against assets	90	68
Net amount, Liabilities	(70)	(122)
Derivative financial assets
Financial instruments held at fair value by fair value hierarchy
Gross financial assets	130	88
Net financial assets per balance sheet	130	88
Related amounts not offset against liabilities	(90)	(68)
Net amount, Assets	£ 40	£ 20